Recent Accounting Pronouncements: (Details) - USD ($)	Mar. 31, 2021	Mar. 27, 2021	Dec. 31, 2020	Dec. 26, 2020	Oct. 14, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 30, 2018	Dec. 29, 2018	Dec. 31, 2017
New Accounting Pronouncements or change in accounting principle
Reduction in retaned earnings	$ (18,170,396)		$ (28,890,395)		$ (1,048,566)	$ 0
Hman Group holdings Inc and subsidiaries
New Accounting Pronouncements or change in accounting principle
Reduction in retaned earnings		$ (180,819,000)		$ (171,849,000)			$ (147,350,000)		$ (61,871,000)
Decrease in other current assets		12,093,000		19,280,000			8,828,000
Decrease in deferred tax liabilities		151,693,000		156,118,000			164,343,000		$ 186,509,000
Operating ROU Asset		77,479,000		76,820,000			81,613,000
Finance ROU Asset		1,727,000		1,919,000			2,101,000
Short-term operating lease liabilities		11,528,000		12,168,000			11,459,000
Long-term operating lease liabilities		70,419,000		68,934,000			73,227,000
Short-term finance lease liabilities		833,000		872,000			749,000
Long-term finance lease liabilities		$ 1,005,000		$ 1,172,000			$ 1,526,000
ASU 2016-02 | Hman Group holdings Inc and subsidiaries
New Accounting Pronouncements or change in accounting principle
Operating ROU Asset								$ 72,785,000
Finance ROU Asset								672,000
Short-term operating lease liabilities								12,040,000
Long-term operating lease liabilities								63,291,000
Short-term finance lease liabilities								436,000
Long-term finance lease liabilities								$ 477,000
Cumulative effect | ASU 2014-09 | Hman Group holdings Inc and subsidiaries
New Accounting Pronouncements or change in accounting principle
Reduction in retaned earnings										$ (5,612,000)
Decrease in other current assets										(3,846,000)
Decrease in other assets										(3,370,000)
Increase in other accrued expenses										637,000
Decrease in deferred tax liabilities										$ (2,241,000)